Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	$ 674,949	$ 474,033
Advance from customers	3,434,075	188,069
Other payables	2,001,714	1,066,690
Total	$ 6,110,738	$ 1,728,792